Earnings per Share (Details 1) - Option shares - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of anti-dilutive shares
Anti-dilutive shares	0	46,244	67,893
Dilutive shares	20,103	0	0